Financial Risk Management - Schedule of Liquidity Risk (Details)	Dec. 31, 2024 USD ($)
Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	$ 43,840
Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	94,517,000
Reclamation and closure costs	29,189,000
Lease payments	5,785,000
Total	860,376,000
Liquidity Risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	93,681,000
Liquidity Risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	630,000,000
Liquidity Risk | Other Contractual Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	7,204,000
Less than 1 year | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	16,132
Less than 1 year | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	94,517,000
Reclamation and closure costs	2,346,000
Lease payments	1,857,000
Total	176,111,000
Less than 1 year | Liquidity Risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	34,187,000
Less than 1 year | Liquidity Risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	36,000,000
Less than 1 year | Liquidity Risk | Other Contractual Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	7,204,000
1 to 3 years | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	0
Reclamation and closure costs	1,329,000
Lease payments	1,374,000
Total	170,197,000
1 to 3 years | Liquidity Risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	59,494,000
1 to 3 years | Liquidity Risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	108,000,000
1 to 3 years | Liquidity Risk | Other Contractual Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	0
4 to 5 years | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	0
Reclamation and closure costs	7,086,000
Lease payments	887,000
Total	493,973,000
4 to 5 years | Liquidity Risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	0
4 to 5 years | Liquidity Risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	486,000,000
4 to 5 years | Liquidity Risk | Other Contractual Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	0
Over 5 years | Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade, tax and other payables	0
Reclamation and closure costs	18,428,000
Lease payments	1,667,000
Total	20,095,000
Over 5 years | Liquidity Risk | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	0
Over 5 years | Liquidity Risk | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	0
Over 5 years | Liquidity Risk | Other Contractual Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gold notes, senior unsecured notes	$ 0